CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
REVENUE
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Administration expenses	996,129	244,431	1,845,108	475,913	1,567,549	742,037
Occupancy expenses	4,889	2,567	9,827	5,344	3,719	11,016
Research and development	142,803	2,443	296,277	6,322	134,319	8,168
TOTAL OPERATING EXPENSES	1,143,821	249,441	2,151,212	487,579	1,705,587	761,221
LOSS FROM OPERATIONS	(1,143,821)	(249,441)	(2,151,212)	(487,579)	(1,705,587)	(761,221)
OTHER INCOME (EXPENSE)
Interest expense	(1,155,645)	(100,176)	(1,574,289)	(648,655)	(1,323,902)	(93,147)
Interest income	0	0	2,027	3	33	18
Other expense	0	0	0	(50,002)	(50,002)	0
Change in fair value of derivative liabilities	(1,347,743)	8,206	(551,890)	122,742	(541,981)	(16,522)
Gain (loss) on debt settlements, net	(58,893)	71,147	(58,893)	34,884	375,547	0
Foreign currency transaction gain (loss)	72,035	(157,655)	(138,704)	(182,612)	(244,332)	(6,959)
TOTAL OTHER INCOME (EXPENSE)	(2,490,246)	(178,478)	(2,321,749)	(723,640)	(1,784,637)	(116,610)
LOSS BEFORE INCOME TAXES	(3,634,067)	(427,919)	(4,472,961)	(1,211,219)	(3,490,224)	(877,831)
INCOME TAX BENEFIT	72,000	82,440	72,000	82,440	77,470	48,267
NET INCOME (LOSS)	(3,562,067)	(345,479)	(4,400,961)	(1,128,779)	(3,412,754)	(829,564)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	(146,551)	103,320	111,879	218,137	403,831	(58,274)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	$ (3,708,618)	$ (242,159)	$ (4,289,082)	$ (910,642)	$ (3,008,923)	$ (887,838)
BASIC AND DILUTED NET LOSS PER SHARE (in dollars per share)	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING (in shares)	399,822,354	95,007,061	375,025,485	85,827,403	177,633,496	72,350,555